Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

23.	Related party transactions
For the years ended December 31, 2018, 2019 and 2020, significant related party transactions were as follows:
Transactions with Tencent
On February 5, 2018, Tencent and the Company, through their respective PRC affiliated entities, entered into a business cooperation agreement, which became effective on March 8, 2018. Pursuant to the agreement, both parties agreed to establish strategic cooperation relationship in various areas, including game publishing and operation, live game streaming content provision and broadcaster management. This agreement has a term of three years, which will be automatic renewed of another year until terminated.
Upon the completion of the issuance of Series
B-2
Preferred Shares on March 8, 2018 (Note 20), Tencent became a related party of the Company as its major shareholder. The transactions with Tencent prior to March 8, 2018 were not disclosed as related party transactions.
As detailed in Note 1(a), as of April 3, 2020, Tencent’s voting power in Huya was over 50%, and Tencent became the parent company of the Company.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operation support services provided by Tencent	106,547	219,403	342,487
Content cost charged by Tencent	88,075	123,204	127,224
Payment on behalf of Tencent	—	16,127	16,449
Advertising and other revenues from Tencent	14,345	8,028	14,349
Market promotion expenses charged by Tencent	2,174	12,777	11,208
Others	—	2,835	2,883
Transactions with JOYY

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Purchase of services by JOYY on behalf of Huya	37,408	22,622	18,945
Operation support services provided by JOYY	44,523	17,455	4,187
Deemed distribution to JOYY	—	10,119	1,013
Cash collected by JOYY as a payment platform for Huya	4,081,696	1,362,489	—
Repayment from JOYY in relation to the payment on behalf of Huya’s employees	1,229	15,306	—
Share-based compensation expenses related to JOYY’s Share-based Awards ( Note21(b))	5,833	1,996	—
Purchase of property and equipment and intangible assets from JOYY	6,422	294	—
Others	9,245	228	41
Transactions with entities over which Tencent has significant influence (“Tencent’s related parties”)

As detailed in Note 1(a),

as of April 3,

2020, Tencent’s voting power in Huya has been over 50%,
and Tencent consolidates financial statements of Huya. The entities which Tencent has significant influence (“Tencent’s related parties”) became related parties of the Company. The transactions with Tencent’s related parties prior to April 3, 2020 were not disclosed as related party transactions
.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Content cost charged by Tencent’s related parties	—	—	79,784
Operation support services provided by Tencent’s related parties	—	—	12,326
Market promotion expenses charged by Tencent’s related parties	—	—	11,417
Advertising and other revenues from Tencent’s related parties	—	—	8,197
Others	—	—	10,301
Transactions with entities over which Huya has significant influence

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Content cost	—	—	5,577

As of December 31, 2019 and 2020, the amounts due from/to related parties are as follows:

	December 31,
	2019	2020
	RMB	RMB
Amounts due from related parties
Tencent	41,129	59,832
JOYY	10,807	4,913
Others	—	356
Less: expected credit loss provision	—	(299)

Total	51,936	64,802

Amounts due to related parties
Tencent	78,832	85,304
Others	200	10,153

Tota l	79,032	95,457

The following table presents the activity in the expected credit loss provision related to Amounts due from related parties for the year ended December 31, 2020:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	—	—
Impact of adoption to ASC 326	—	—	(203)
Balance at beginning of the year	—	—	(203)

Current year provision	—	—	(180)
Current year reversal	—	—	84

Balance at end of the year	—	—	(299)

The other receivables/payables from/to related parties are unsecured, interest-free and payable on demand.